Document And Entity Information	Nov. 13, 2025
Document Information [Line Items]
Entity, Registrant Name	BYRNA TECHNOLOGIES INC.
Document, Type	8-K
Document, Period End Date	Nov. 13, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	333-132456
Entity, Tax Identification Number	71-1050654
Entity, Address, Address Line One	100 Burtt Road
Entity, Address, Address Line Two	Suite 115
Entity, Address, City or Town	Andover
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01810
City Area Code	978
Local Phone Number	868-5011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BYRN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001354866